                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment  [   ] ;  Amendment Number: ___
This Amendment  (Check only one.):  [    ] is a restatement.
                                    [    ] adds new holdings
                                           entries.
Institutional Investment Manager Filing this Report:

Name:       Fort Washington Investment Advisors, Inc.
            -----------------------------------------
Address:    420 East Fourth Street
            ----------------------
            Cincinnati, OH  45202
            --------------  -----


Form 13F File Number:  28-5330
                          ----


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William F. Ledwin
          -----------------
Title:    President
          ---------
Phone:    (513) 361-7610
          --------------

Signature, Place, and Date of Signing:


/s/ William F. Ledwin             Cincinnati, OH                 2/6/02
---------------------------       ---------------             ------------
[Signature]                        [City, State]                 [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number           Name
     28-4774                  Fort Washington Brokerage Services, Inc.

                                13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     53,901,718

Form 13F Information Table Value Total:     1,452,180,627

List of Other Included Managers:

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)


         No.     Form 13F File Number         Name
          1      28-4774               Fort Washington Brokerage Services, Inc.

                                                                                                   -----------------------
PAGE 1 0F 5      FORM 13F   NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.       (SEC Use Only)
                                                                           12/31/2001              -----------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Item 4:       Item 5:           Item 6:                         Item 8:
               Item 1:         Item 2:    Item 3:     Fair        Shares or   Investment Discretion     Item 7:      Voting
           Name of Issuer     Title of     CUSIP     Market       Principal -------------------------- Managers     Authority
                                Class     Number      Value         Amount  (a)  (b) Shared (c) Shared   See          Shares
                                                                            sole as Defined     Other   Instr.  --------------------
                                                                                  in Instr.               V.     (a)      (b)   (c)
                                                                                      V.                         Sole   Shared None
----------------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd                com   G3921A100       27,612     32,872   X                                   32,872
-----------------------------------------------------------------------------------------------------------------------------------
Transocean Sedco Forex Inc         ord   G90078109   15,257,115    451,129   X                                  451,129
-----------------------------------------------------------------------------------------------------------------------------------
Flextronics Intl Ltd               ord   Y2573F102   18,662,421    777,924   X                                  777,924
-----------------------------------------------------------------------------------------------------------------------------------
Aflac Inc.                         com   001055102    1,158,937     47,188   X                                   47,188
-----------------------------------------------------------------------------------------------------------------------------------
AES Corp                           com   00130H105    1,271,213     77,750   X                                   77,750
-----------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner                    com   00184A105    3,869,655    120,550   X                                  120,550
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Labs, Inc.                  com   002824100      379,100      6,800   X                                    6,800
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc.                         com   013817101   20,233,282    569,150   X                                  569,150
-----------------------------------------------------------------------------------------------------------------------------------
Alltel Corp                        com   020039103   13,928,696    225,639   X                                  225,639
-----------------------------------------------------------------------------------------------------------------------------------
American Express                   com   025816109      335,486      9,400   X                                    9,400
-----------------------------------------------------------------------------------------------------------------------------------
AmericanHome Products              com   026609107    1,483,071     24,170   X                                   24,170
-----------------------------------------------------------------------------------------------------------------------------------
American Intl. Group               com   026874107    8,682,032    109,347   X                                  109,347
-----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc                          com   031162100    6,492,519    115,034   X                                  115,034
-----------------------------------------------------------------------------------------------------------------------------------
Analog Devices                     com   032654105   20,680,191    465,875   X                                  465,875
-----------------------------------------------------------------------------------------------------------------------------------
Anheuser Busch Cos. Inc.           com   035229103   29,640,580    655,620   X                                  655,620
-----------------------------------------------------------------------------------------------------------------------------------
Apollo Group Inc                com Cl A 037604105    2,357,399     52,375   X                                   52,375
-----------------------------------------------------------------------------------------------------------------------------------
Aradigm Corp.                      com   038505103      127,800     18,000   X                                   18,000
-----------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing          com   053015103      217,930      3,700   X                                    3,700
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.              com   060505104   18,432,201    292,807   X                                  292,807
-----------------------------------------------------------------------------------------------------------------------------------
Bank of New York Inc.              com   064057102    2,460,689     60,311   X                                   60,311
-----------------------------------------------------------------------------------------------------------------------------------
Bank of New York Inc.              com   064057102   12,076,147    295,984           X                 1                  295,984
-----------------------------------------------------------------------------------------------------------------------------------
Bank One Corp.                     com   06423A103      431,073     11,039   X                                   11,039
-----------------------------------------------------------------------------------------------------------------------------------
Baxter International               com   071813109   15,637,435    291,580   X                                  291,580
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos. Inc.             com   073902108      516,032      8,800   X                                    8,800
-----------------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond                  com   075896100    4,670,572    137,775   X                                  137,775
-----------------------------------------------------------------------------------------------------------------------------------
Bellsouth Corp                     com   079860102    1,068,429     28,006   X                                   28,006
-----------------------------------------------------------------------------------------------------------------------------------
Best Buy Co. Inc.                  com   086516101    5,278,770     70,875   X                                   70,875
-----------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb               com   110122108   17,116,722    335,622   X                                  335,622
-----------------------------------------------------------------------------------------------------------------------------------
Broadwing                          com   111620100   13,779,607  1,450,484   X                                1,450,484
-----------------------------------------------------------------------------------------------------------------------------------
Broadwing                          com   111620100    2,714,283    285,714           X                 1                  285,714
-----------------------------------------------------------------------------------------------------------------------------------
Brocade Communications             com   111621108    3,486,708    105,275   X                                  105,275
-----------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.                   com   125896100   16,358,423    680,750   X                                  680,750
-----------------------------------------------------------------------------------------------------------------------------------
CVS Corporation                    com   126650100   16,018,484    541,165   X                                  541,165
-----------------------------------------------------------------------------------------------------------------------------------
Cardinal Health                    com   14149Y108    4,471,692     69,157   X                                   69,157
-----------------------------------------------------------------------------------------------------------------------------------
Centennial Comms. Co.             CL A   15133V208      245,760     24,000   X                                   24,000
                                  New
-----------------------------------------------------------------------------------------------------------------------------------
Charter One Financial              com   160903100   16,787,565    618,333   X                                  618,333
-----------------------------------------------------------------------------------------------------------------------------------
Column Totals:                                      296,355,631  9,070,200     0          0      0         2  8,488,502   581,698 0
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   -----------------------
PAGE 2 0F 5      FORM 13F   NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.       (SEC Use Only)
                                                                           12/31/2001              -----------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Item 4:       Item 5:           Item 6:                         Item 8:
               Item 1:         Item 2:    Item 3:     Fair        Shares or   Investment Discretion     Item 7:      Voting
           Name of Issuer     Title of     CUSIP     Market       Principal -------------------------- Managers     Authority
                                Class     Number      Value         Amount  (a)  (b) Shared (c) Shared   See          Shares
                                                                            sole as Defined     Other   Instr.  --------------------
                                                                                  in Instr.               V.     (a)      (b)   (c)
                                                                                      V.                         Sole   Shared None
----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Checkfree Corp New                 com   162813109       35,100      1,950   X                                    1,950
-----------------------------------------------------------------------------------------------------------------------------------
Checkfree Corp New                 com   162813109      630,000     35,000           X                 1                   35,000
-----------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp                 com   166764100   18,084,015    201,808   X                                  201,808
-----------------------------------------------------------------------------------------------------------------------------------
Chubb Corp                         com   171232101   13,018,575    188,675   X                                  188,675
-----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp          com   172062101   11,285,457    295,818   X                                  295,818
-----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp          com   172062101   18,530,256    485,721           X                 1                  485,721
-----------------------------------------------------------------------------------------------------------------------------------
Cinergy Corp                       com   172474108      716,405     21,430   X                                   21,430
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc.                 com   17275R102    7,332,829    404,905   X                                  404,905
-----------------------------------------------------------------------------------------------------------------------------------
Cintas Corporation                 com   172908105      209,520      4,365   X                                    4,365
-----------------------------------------------------------------------------------------------------------------------------------
Cintas Corporation                 com   172908105   66,127,200  1,377,650           X                 1                1,377,650
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup                          com   172967101   40,449,669    801,305   X                                  801,305
-----------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive                  com   194162103    3,350,944     58,025   X                                   58,025
-----------------------------------------------------------------------------------------------------------------------------------
Computer Assoc. Intl               com   204912109   25,921,373    751,562   X                                  751,562
-----------------------------------------------------------------------------------------------------------------------------------
Conagra Foods Inc.                 com   205887102      558,595     23,500   X                                   23,500
-----------------------------------------------------------------------------------------------------------------------------------
Concord EFS Inc                    com   206197105    6,383,905    194,750   X                                  194,750
-----------------------------------------------------------------------------------------------------------------------------------
Conoco, Inc.                       com   208251504   23,493,952    830,175   X                                  830,175
-----------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group         com   210371100      803,138     30,250   X                                   30,250
-----------------------------------------------------------------------------------------------------------------------------------
Convergys Corporation              com   212485106    1,098,457     29,300   X                                   29,300
-----------------------------------------------------------------------------------------------------------------------------------
Convergys Corporation              com   212485106   55,249,538  1,473,714           X                 1                1,473,714
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Credit Ind. Inc.       com   222372104      552,276     13,480   X                                   13,480
-----------------------------------------------------------------------------------------------------------------------------------
DTE Energy Company                 com   233331107      629,100     15,000   X                                   15,000
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Productions            com   254687106      266,376     12,856   X                                   12,856
                                  Disney
-----------------------------------------------------------------------------------------------------------------------------------
Dominion Resources Inc/VA New      com   25746U109   10,642,207    177,075   X                                  177,075
-----------------------------------------------------------------------------------------------------------------------------------
Du Pont de Nemours Co.             com   263534109   18,978,292    446,443   X                                  446,443
-----------------------------------------------------------------------------------------------------------------------------------
Duke Energy                        com   264399106    1,688,180     43,000   X                                   43,000
-----------------------------------------------------------------------------------------------------------------------------------
E M C Corp.                        com   268648102      389,760     29,000   X                                   29,000
-----------------------------------------------------------------------------------------------------------------------------------
Equitable Resources Inc            com   294549100      783,610     23,000   X                                   23,000
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corporation            com   30231G102   12,092,767    307,703   X                                  307,703
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mtg.             com   313400301    6,748,234    103,184   X                                  103,184
-----------------------------------------------------------------------------------------------------------------------------------
Federal Natl Mtg Assoc.            com   313586109   20,714,917    260,566   X                                  260,566
-----------------------------------------------------------------------------------------------------------------------------------
Federated Dept Stores              com   31410H101   10,229,703    250,116   X                                  250,116
-----------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                com   316773100    9,071,996    147,923   X                                  147,923
-----------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                com   316773100   66,822,162  1,089,551           X                 1                1,089,551
-----------------------------------------------------------------------------------------------------------------------------------
First Virginia Banks Inc           com   337477103      228,420      4,500   X                                    4,500
-----------------------------------------------------------------------------------------------------------------------------------
Forest Laboratories Inc            com   345838106    3,974,575     48,500   X                                   48,500
-----------------------------------------------------------------------------------------------------------------------------------
Gannett Co.                        com   364730101      363,042      5,400   X                                    5,400
-----------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                      com   368710406    2,711,144     49,975                                       49,975
-----------------------------------------------------------------------------------------------------------------------------------
Column Totals:                                      460,165,689 10,237,175     0          0      0         5  5,775,539 4,461,636 0
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   -----------------------
PAGE 3 0F 5      FORM 13F   NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.       (SEC Use Only)
                                                                           12/31/2001              -----------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Item 4:       Item 5:           Item 6:                         Item 8:
               Item 1:         Item 2:    Item 3:     Fair        Shares or   Investment Discretion     Item 7:      Voting
           Name of Issuer     Title of     CUSIP     Market       Principal -------------------------- Managers     Authority
                                Class     Number      Value         Amount  (a)  (b) Shared (c) Shared   See          Shares
                                                                            sole as Defined     Other   Instr.  --------------------
                                                                                  in Instr.               V.     (a)      (b)   (c)
                                                                                      V.                         Sole   Shared None
----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co.               com   369604103   13,064,958    325,972   X                                  325,972
-----------------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp.              com   381197102      449,780     17,200   X                                   17,200
-----------------------------------------------------------------------------------------------------------------------------------
Great Plains Energy Inc            com   391164100    1,134,000     45,000   X                                   45,000
-----------------------------------------------------------------------------------------------------------------------------------
Gric Communications Inc            com   398081109       13,313     10,401   X                                   10,401
-----------------------------------------------------------------------------------------------------------------------------------
Harley Davidson Inc                com   412822108    3,195,601     58,840   X                                   58,840
-----------------------------------------------------------------------------------------------------------------------------------
Health Management Assoc. New      CL A   421933102   20,427,220  1,110,175   X                                1,110,175
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard                    com   428236103   20,097,363    978,450   X                                  978,450
-----------------------------------------------------------------------------------------------------------------------------------
Hilton Hotel 5% 5/15/06          Sub Nt  432848AL3    2,655,000  3,000,000   X                                3,000,000
                                  Conv.
-----------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                   com   437076102    9,122,679    178,841   X                                  178,841
-----------------------------------------------------------------------------------------------------------------------------------
Honeywell International            com   438516106   13,801,266    408,079   X                                  408,079
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works                com   452308109    1,151,240     17,000   X                                   17,000
-----------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.                 com   456866102   23,960,057    573,070   X                                  573,070
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                        com   458140100   24,208,700    769,752   X                                  769,752
-----------------------------------------------------------------------------------------------------------------------------------
Int'l. Bus. Mach.                  com   459200101   39,011,657    322,517   X                                  322,517
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                  com   478160104    2,562,458     43,358   X                                   43,358
-----------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark                     com   494368103   29,346,850    490,750   X                                  490,750
-----------------------------------------------------------------------------------------------------------------------------------
King Pharmaceutials                com   495582108    5,302,830    125,870   X                                  125,870
-----------------------------------------------------------------------------------------------------------------------------------
Lexmark International New         CL A   529771107   24,531,315    415,784   X                                  415,784
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Medica Corp                com   530718105      787,192     56,228   X                                   56,228
-----------------------------------------------------------------------------------------------------------------------------------
Eli Lilly Co.                      com   532457108      758,775      9,661   X                                    9,661
-----------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.             com   534187109   28,044,561    577,405   X                                  577,405
-----------------------------------------------------------------------------------------------------------------------------------
Loews Corp                         com   540424108      221,520      4,000   X                                    4,000
-----------------------------------------------------------------------------------------------------------------------------------
Lowes Co. Inc.                     com   548661107    7,962,564    171,570   X                                  171,570
-----------------------------------------------------------------------------------------------------------------------------------
Luxottica Grp SPA              sponsored 55068R202      487,808     29,600   X                                   29,600
                                  adr
-----------------------------------------------------------------------------------------------------------------------------------
Magna International               cl a   559222401   26,065,225    410,670   X                                  410,670
-----------------------------------------------------------------------------------------------------------------------------------
Masco Corp                         com   574599106   25,543,087  1,042,575   X                                1,042,575
-----------------------------------------------------------------------------------------------------------------------------------
McCormick & Co.                  com non 579780206      427,045     10,175   X                                   10,175
                                   vtg
-----------------------------------------------------------------------------------------------------------------------------------
McDonalds Corporation              com   580135101      633,136     23,919   X                                   23,919
-----------------------------------------------------------------------------------------------------------------------------------
Medimmune Inc                      com   584699102    2,076,480     44,800   X                                   44,800
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                    com   585055106    8,563,592    167,225   X                                  167,225
-----------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp              com   58551A108      259,578      6,900   X                                    6,900
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                  com   589331107   14,143,576    240,537   X                                  240,537
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co Inc             com   590188108      208,480      4,000   X                                    4,000
-----------------------------------------------------------------------------------------------------------------------------------
Messagemedia Inc                   com   590787107        6,972     49,800   X                                   49,800
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                    com   594918104   11,717,637    176,870   X                                  176,870
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota Mining & Mfg             com   604059105      287,841      2,435   X                                    2,435
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter         com   617446448    8,156,052    145,800   X                                  145,800
                                   new
-----------------------------------------------------------------------------------------------------------------------------------
Column Totals:                                      370,387,408 12,065,229     0          0      0         0 12,065,229         0 0
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   -----------------------
PAGE 4 0F 5      FORM 13F   NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.       (SEC Use Only)
                                                                           12/31/2001              -----------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Item 4:       Item 5:           Item 6:                         Item 8:
               Item 1:         Item 2:    Item 3:     Fair        Shares or   Investment Discretion     Item 7:      Voting
           Name of Issuer     Title of     CUSIP     Market       Principal -------------------------- Managers     Authority
                                Class     Number      Value         Amount  (a)  (b) Shared (c) Shared   See          Shares
                                                                            sole as Defined     Other   Instr.  --------------------
                                                                                  in Instr.               V.     (a)      (b)   (c)
                                                                                      V.                         Sole   Shared None
----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
National City Corp                 com   635405103      213,832      7,313   X                                    7,313
-----------------------------------------------------------------------------------------------------------------------------------
National Equipment Services        com   635847106      232,000    116,000   X                                  116,000
-----------------------------------------------------------------------------------------------------------------------------------
Nisource Inc                       com   65473P105    2,030,779     88,065   X                                   88,065
-----------------------------------------------------------------------------------------------------------------------------------
North Fork Bancorp. NY             com   659424105   13,878,062    433,826   X                                  433,826
-----------------------------------------------------------------------------------------------------------------------------------
Northwestern Corp                  com   668074107      252,600     12,000   X                                   12,000
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Casualty                      com   677240103    4,643,265    289,300           X                 1                  289,300
-----------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc 5% 12/1/07          Sub Deb 681904AD0   12,405,963 13,430,000   X                               13,430,000
                                 CV 5%07
-----------------------------------------------------------------------------------------------------------------------------------
Ominicom Group Inc                 com   681919106    7,581,347     84,850   X                                   84,850
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Systems Corp.               com   68389X105      407,160     29,483   X                                   29,483
-----------------------------------------------------------------------------------------------------------------------------------
Orion Power Holdings               com   686286105    1,044,000     40,000   X                                   40,000
-----------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                      com   713448108    7,200,277    147,880   X                                  147,880
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                        com   717081103   15,009,940    376,661   X                                  376,661
-----------------------------------------------------------------------------------------------------------------------------------
Pharmacia                          com   71713U102      969,221     22,725   X                                   22,725
-----------------------------------------------------------------------------------------------------------------------------------
Philip Morris Companies Inc        com   718154107      662,303     14,445   X                                   14,445
-----------------------------------------------------------------------------------------------------------------------------------
Phillips Petroleum Co              com   718507106      219,949      3,650   X                                    3,650
-----------------------------------------------------------------------------------------------------------------------------------
Piedmont Natural Gas Co            com   720186105      229,120      6,400   X                                    6,400
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle West Cap. Corp.           com   723484101    1,046,250     25,000   X                                   25,000
-----------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes Inc.                  com   724479100      270,792      7,200   X                                    7,200
-----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble                   com   742718109    3,811,455     48,167   X                                   48,167
-----------------------------------------------------------------------------------------------------------------------------------
Progress Energy Inc                com   743263105      585,390     13,000   X                                   13,000
-----------------------------------------------------------------------------------------------------------------------------------
Provident Financial Group          com   743866105      255,179      9,710   X                                    9,710
-----------------------------------------------------------------------------------------------------------------------------------
Puget Energy Inc New               com   745310102      831,820     38,000   X                                   38,000
-----------------------------------------------------------------------------------------------------------------------------------
QLogic Corp                        com   747277101    3,067,852     68,926   X                                   68,926
-----------------------------------------------------------------------------------------------------------------------------------
Radioshack Corp.                   com   750438103   19,029,220    632,200   X                                  632,200
-----------------------------------------------------------------------------------------------------------------------------------
SBC Communications                 com   78387G103   11,096,195    283,283   X                                  283,283
-----------------------------------------------------------------------------------------------------------------------------------
SEI Investments Co                 com   784117103    3,343,779     74,125   X                                   74,125
-----------------------------------------------------------------------------------------------------------------------------------
SPDR TR                           Unit   78462F103    1,714,500     15,000   X                                   15,000
                                  Ser 1
-----------------------------------------------------------------------------------------------------------------------------------
Safeway Inc                        com   786514208   17,633,112    422,350   X                                  422,350
-----------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                     com   803111103      393,471     17,700   X                                   17,700
-----------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp.              com   806605101    1,837,089     51,301   X                                   51,301
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                  com   806857108      750,068     13,650   X                                   13,650
-----------------------------------------------------------------------------------------------------------------------------------
Column Totals:                                      132,645,990 16,822,210     0          0      0         1 16,532,910   289,300 0
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   -----------------------
PAGE 5 0F 5      FORM 13F   NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.       (SEC Use Only)
                                                                           12/31/2001              -----------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Item 4:       Item 5:           Item 6:                         Item 8:
               Item 1:         Item 2:    Item 3:     Fair        Shares or   Investment Discretion     Item 7:      Voting
           Name of Issuer     Title of     CUSIP     Market       Principal -------------------------- Managers     Authority
                                Class     Number      Value         Amount  (a)  (b) Shared (c) Shared   See          Shares
                                                                            sole as Defined     Other   Instr.  --------------------
                                                                                  in Instr.               V.     (a)      (b)   (c)
                                                                                      V.                         Sole   Shared None
----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Selectica Inc                      com   816288104      199,650     33,000   X                                   33,000
-----------------------------------------------------------------------------------------------------------------------------------
Siebel Systems Inc                 com   826170102    3,957,771    141,450   X                                  141,450
-----------------------------------------------------------------------------------------------------------------------------------
J. M. Smucker Co.                  com   832696306      212,280      6,000   X                                    6,000
-----------------------------------------------------------------------------------------------------------------------------------
Song Networks Hldg Aktiebolag  sponsored 83544Q101       22,447     27,375   X                                   27,375
                                   ADR
-----------------------------------------------------------------------------------------------------------------------------------
Stifel Financial Corp              com   860630102   10,708,026  1,019,812           X                 1                1,019,812
-----------------------------------------------------------------------------------------------------------------------------------
Sun MicroSystems                   com   866810104    1,062,572     86,388   X                                   86,388
-----------------------------------------------------------------------------------------------------------------------------------
Sungard Data Systems               com   867363103    5,619,653    194,250   X                                  194,250
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International                 com   902124106   49,686,568    843,575   X                                  843,575
                                   new
-----------------------------------------------------------------------------------------------------------------------------------
US Bancorp.                        com   902973304      862,902     41,228   X                                   41,228
-----------------------------------------------------------------------------------------------------------------------------------
US Bancorp.                        com   902973304    8,902,889    425,365           X                 1                  425,365
                                   new
-----------------------------------------------------------------------------------------------------------------------------------
USA Education Inc.                 com   90390U102   15,101,923    179,742   X                                  179,742
-----------------------------------------------------------------------------------------------------------------------------------
UnionBancorp, Inc.                 com   908908106      462,870     33,300   X                                   33,300
-----------------------------------------------------------------------------------------------------------------------------------
Univision Communications          CL A   914906102    5,681,798    140,430   X                                  140,430
-----------------------------------------------------------------------------------------------------------------------------------
U S Freightways Corp               com   916906100    8,627,935    274,775   X                                  274,775
-----------------------------------------------------------------------------------------------------------------------------------
Vectren Corporation                com   92240G101      239,776      9,999   X                                    9,999
-----------------------------------------------------------------------------------------------------------------------------------
Veritas Software Co                com   923436109    4,218,503     94,100   X                                   94,100
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications             com   92343V104   21,278,833    448,355   X                                  448,355
-----------------------------------------------------------------------------------------------------------------------------------
Viasystems Group Inc               com   92553H100       19,908     31,600   X                                   31,600
-----------------------------------------------------------------------------------------------------------------------------------
Vodaphone Group PLC           sponsored  92857W100      226,883      8,835   X                                    8,835
                                   ADR
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp. 2nd New             com   929903102      319,872     10,200   X                                   10,200
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores Inc                com   931142103    3,179,464     55,247   X                                   55,247
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Inc.             com   939322103      511,788     15,651   X                                   15,651
-----------------------------------------------------------------------------------------------------------------------------------
Wellpoint Health Networks Inc.     com   94973H108   29,472,491    252,225   X                                  252,225
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Wells Fargo & Co New               com   949746101      704,214     16,200   X                                   16,200
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Williams Communications Group      com   969455104       36,268     15,433   X                                   15,433
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Williams Companies Inc             com   969457100    5,866,410    229,875   X                                  229,875
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Worldcom Inc. GA New            Wrldcom  98157D106   14,748,715  1,047,494   X                                1,047,494
                                Gp com
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Xcel Energy Inc                    com   98388B100      693,500     25,000   X                                   25,000
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Column Totals:                                      192,625,909  5,706,904     0          0      0         2  4,261,727 1,445,177 0
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Grand Total:                                      1,452,180,627 53,901,718     0          0      0        10 47,123,907 6,777,811 0
--------------------------------------------------=================================================================================